Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities available-for-sale, at fair value (cost: $484,809 and $578,412 in 2011 and 2010, respectively)	$ 514,253	$ 575,737
Fixed maturities held-to-maturity, at amortized cost (fair value: $230,093 and $79,103 in in 2011 and 2010, respectively)	227,500	80,232
Equity securities available-for-sale, at fair value (cost: $45,599 and $19,844 in 2011 and 2010, respectively)	46,137	23,304
Mortgage loans on real estate	1,557	1,489
Policy loans	39,090	35,585
Real estate held for investment (less $1,149 and $1,017 accumulated depreciation in 2011 and 2010, respectively	8,539	9,200
Other long-term investments	105	148
Short-term investments	2,048	0
Total investments	839,229	725,695
Cash and cash equivalents	33,255	49,723
Accrued investment income	7,787	7,433
Reinsurance recoverable	9,562	9,729
Deferred policy acquisition costs	136,300	125,684
Cost of customer relationships acquired	27,945	31,631
Goodwill	17,160	17,160
Other intangible assets	906	1,019
Federal income tax receivable	901	1,914
Property and equipment, net	7,860	7,101
Due premiums, net (less $1,698 and $1,568 allowance for doubtful accounts i n 2011 and 2010, respectively)	9,169	8,537
Prepaid expenses	396	474
Other assets	800	406
Total assets	1,091,270	986,506
Future policy benefits reserves:
Life insurance	697,502	637,140
Annuities	47,060	42,096
Accident and health	5,612	5,910
Dividend accumulations	10,601	9,498
Premiums paid in advance	25,291	23,675
Policy claims payable	10,020	10,540
Other policyholders' funds	8,760	8,191
Total policy liabilities	804,846	737,050
Commissions payable	2,851	2,538
Deferred federal income tax	18,055	9,410
Warrants outstanding	451	1,587
Other liabilities	9,382	8,287
Total liabilities	835,585	758,872
Common stock:
Accumulated deficit	(14,208)	(22,581)
Accumulated other comprehensive income:
Unrealized gains on securities, net of tax	19,172	1,339
Treasury stock, at cost	(11,011)	(11,011)
Total stockholders' equity	255,685	227,634
Total liabilities and stockholders' equity	1,091,270	986,506
Common Stock Class A [Member]
Common stock:
Common stock	258,548	256,703
Common Stock Class B [Member]
Common stock:
Common stock	$ 3,184	$ 3,184